RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder Hemen Holding and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill
–    Golden Ocean
–    Seatankers Management Co. Ltd. (“Seatankers”)
–    NorAm Drilling
–    Golden Close Corp. Ltd. ("Golden Close")
–    Sterna Finance Ltd. ("Sterna Finance")
–    ADS

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investments in direct financing and sales-type leases).

(in thousands of $)	June 30, 2019	December 31, 2018
Amounts due from:
Frontline Shipping	242	1,225
Frontline	9,332	8,430
SFL Linus	4,670	21,718
SFL Hercules	1,672	10,125
Seadrill	52	223
Other related parties	2	50
Total amount due from related parties	15,970	41,771
Loans to related parties - associated companies, long-term
SFL Deepwater	111,660	109,144
SFL Hercules	80,000	80,000
SFL Linus	121,000	121,000
Total loans to related parties - associated companies, long-term	312,660	310,144
Long-term receivables from related parties
Frontline	10,183	11,170
Frontline Shipping	4,446	4,446
Total long-term receivables from related parties	14,629	15,616
Amounts due to:
Frontline Shipping	287	1,125
Frontline	64	125
Golden Ocean	—	91
Seatankers	458	—
Other related parties	7	8
Total amount due to related parties	816	1,349

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2019 within the financial statements (see Note 9: Investments in associated companies). As described below in “Related party loans”, at June 30, 2019 the long-term loans from SFL to SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.

Related party leasing and service contracts

As at June 30, 2019, three of the Company’s vessels leased to Frontline Shipping (December 31, 2018: three) are recorded as direct financing leases. At June 30, 2019, the balance of net investments in direct financing leases with Frontline Shipping was $111.3 million (December 31, 2018: $115.0 million), of which $8.1 million (December 31, 2018: $8.0 million) represents short-term maturities.

In addition, included under operating leases at June 30, 2019, there were eight Capesize dry bulk carriers leased to a fully guaranteed subsidiary of Golden Ocean (December 31, 2018: eight). At June 30, 2019, the net book value of assets leased under operating leases to Golden Ocean was $209.7 million (December 31, 2018: $217.7 million).

The charter agreements with Frontline Shipping include profit sharing arrangements, whereby the Company earns a 50% profit share on charter revenues earned by the vessels above the set base charter rates, calculated on a time charter equivalent basis and payable quarterly. In the six months ended June 30, 2019, the Company recorded $1.5 million in profit share revenues (six months ended June 30, 2018: $0; year ended December 31, 2018: $1.5 million).

At June 30, 2019, the Company held 11 million ordinary shares in Frontline, representing approximately 6.43% of the issued share capital of Frontline (December 31, 2018: 11 million ordinary shares representing approximately 6.48%).

In the six months ended June 30, 2019, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% profit share on charter revenues earned by the vessels above certain threshold levels, calculated on a time charter equivalent basis and payable on a quarterly basis. In the six months ended June 30, 2019, the Company earned $0 profit share revenue under this arrangement (six months ended June 30, 2018: $nil; year ended December 31, 2018: $0.2 million).

A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Operating lease income	25,752	26,498	53,258
Direct financing lease interest income	1,932	5,986	9,623
Finance lease service revenue	4,887	13,428	22,095
Direct financing lease repayments	3,981	10,247	16,802
Profit share	1,547	—	1,779
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Frontline:
Vessel Management Fees	5,873	14,351	24,033
Commissions and Brokerage	167	132	287
Administration Services Fees	162	161	323
Golden Ocean:
Vessel Management Fees	10,136	10,136	20,440
Operating Management Fees	443	360	793
Seatankers:
Administration Services Fees	458	145	290
Office Facilities:
Seatankers Management Norway AS	52	55	108
Frontline Management AS	102	73	185
Frontline Corporate Services Ltd	120	61	166

Related party loans – associated companies
SFL has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus, granting them loans of $145 million, $145 million, and $125 million, respectively, at fixed interest rates. These loans are repayable in full by October 1, 2023, October 1, 2023, and June 30, 2029, respectively, or earlier if the companies sell their drilling units. The net outstanding loan balances as at June 30, 2019, were $111.7 million, $80.0 million, and $121.0 million for SFL Deepwater, SFL Hercules and SFL Linus, respectively.
In the six months ended June 30, 2019, the Company received interest income on these loans of $2.5 million from SFL Deepwater (six months ended June 30, 2018: $2.5 million; year ended December 31, 2018: $5.1 million), $1.8 million from SFL Hercules (six months ended June 30, 2018: $1.8 million; year ended December 31, 2018: $3.6 million) and $2.7 million from SFL Linus (six months ended June 30, 2018: $2.7 million; year ended December 31, 2018: $5.4 million).
Long-term receivables from related parties
The Company received a loan note from Frontline Shipping as compensation for the early termination of the charter of Front Circassia in February 2018. The initial face value of the note was $8.9 million, however, SFL recorded the loan note at an initial fair market value of $4.4 million. The loan note bears interest at a rate of 7.50% and matures in December 2021. In the six months ended June 30, 2019, the Company has received $0.4 million in interest income on the loan note (six months ended June 30, 2018: $0; year ended December 31, 2018: $0.5 million).

The Company received loan notes from Frontline as compensation for the early termination of the charter of Front Page, Front Stratus and Front Serenade in July, August and September 2018, respectively. The face value of the notes is $3.4 million each, and bears interest at a rate of 7.50%. The loan notes mature in between November 2024 and May 2025. In the six months ended June 30, 2019, the Company has accrued $0.4 million in interest income on the loan notes (six months ended June 30, 2018: $0; year ended December 31, 2018: $0.3 million).

The Company received a loan note from Frontline as compensation for the early termination of the charter of Front Ariake in October 2018. The initial face value of the note was $3.4 million and bears interest at a rate of 7.5%. The note matures in December 2023. In the six months ended June 30, 2019, the Company received interest income on this loan note of $0.1 million (six months ended June 30, 2018: $0; year ended December 31, 2018: $0.1 million).

Other related party transactions
In August 2018, the Company acquired 4,031,800 shares in ADS, a company trading on the Oslo Merkur Market. The shares were purchased for $10.0 million, and have a fair value of $9.2 million at June 30, 2019 (see Note 5: Investments in debt and equity securities). These shares, on which $0.2 million in dividend income was received in the six months ended June 30, 2019 (in the year ended December 31, 2018: $0), represent approximately 17% of the outstanding shares in the company.

In the six months ended June 30, 2019, the Company received $0 in dividends on its holding of shares in Frontline (six months ended June 30, 2018: $0; year ended December 31, 2018: $0).

In the six months ended June 30, 2019, the Company partially disposed of its investment in NorAm Drilling securities at par value of $0.3 million. The fair value of the remaining holding at June 30, 2019 was $4.9 million (December 31, 2018: $5.2 million). The Company recorded $0.2 million interest income on its holding of investments in secured notes issued by NorAm Drilling (six months ended June 30, 2018: $0.3 million; year ended December 31, 2018: $0.5 million).

During the year ended December 31, 2018, the Company divested its holding in Golden Close securities. The company received net proceeds of $45.6 million, resulting in an overall gain of $13.5 million. The Company earned $0.2 million interest income on its holding of investments in secured notes issued by Golden Close, up to the date of divestment, in the year ended December 31, 2018. In the six months ended June 30, 2019, the Company received $2.0 million final dividend distribution upon the liquidation of Golden Close.